Contingent Consideration	12 Months Ended
Dec. 31, 2022
Contingent Consideration
Contingent Consideration

Note 27 Contingent Consideration

	December 31,
	2022	2021
Opening balance	54,399	48,969
Change for the year	15,942	4,470
Exchange differences	5,539	960
Net book value	75,880	54,399

Contingent Consideration

In connection with the business combination of Genkyotex SA, the Group has undertaken to make potential future milestone payments relating to contingent consideration, provided that future regulatory approvals or marketing authorizations regarding setanaxib are obtained. The transaction stipulates the following contingent consideration:

Milestone 1: EUR 30.0 million if Genkyotex is granted the right to commercially manufacture, market and sell setanaxib in the United States by the FDA.

Milestone 2: EUR 15.0 million if Genkyotex is granted the right to commercially manufacture, market and sell setanaxib in the European Union by the European Commission.

Milestone 3: EUR 10.0 million if Genkyotex is, by the FDA or European Commission, granted the right to commercially manufacture, market and sell setanaxib in the United States or European Union for the treatment of IPF or Type 1 Diabetes.

The fair value of contingent consideration is measured at Level 3 of the fair value hierarchy. Contingent consideration is recognized as a financial liability in the consolidated statements of financial position, which is revalued at fair value each reporting period. Any revaluation gains and losses are recognized in the consolidated statements of income. The contingent consideration has been computed in accordance with the present value method and the probability has been taken into account if and when the various milestones will occur. The calculations are based on a discount rate of 12.0 percent. The most significant input affecting the valuation of the contingent consideration is the company’s estimate of the probability of the milestones being reached and the change of the year was primarily derived from the assumptions regarding the probability of success in the clinical trials.

The Group has assessed the weighted average probability of outcome at 20.8% and 15.21% as of December 31, 2022 and 2021, respectively. A 10% higher probability of success in the clinical trials would have a negative impact on profit after tax of approximately SEK 7,588 and SEK 5,440 as of December 31, 2022 and 2021, respectively. A higher probability of success in the clinical trials will increase the fair value of the liability and a lower probability will decrease the fair value. There are no interrelationships between unobservable inputs used in the fair value measurement.